Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000166439 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166439 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166439 | Acuity
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166439 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166439 | Popular
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166439 | nVent Electric
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Webster Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Axis Capital Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | RenaissanceRe Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166439 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000166439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000166439 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000166439 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000166439 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166439 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166439 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166439 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166439 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166440 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166440 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166440 | Acuity
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166440 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166440 | Popular
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166440 | nVent Electric
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Webster Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Axis Capital Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | RenaissanceRe Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166440 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000166440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000166440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000166440 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000166440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166440 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166440 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166440 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166440 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166441 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166441 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166441 | Acuity
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166441 | TechnipFMC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166441 | Popular
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166441 | nVent Electric
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Webster Financial
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Axis Capital Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | RenaissanceRe Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166441 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000166441 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000166441 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000166441 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000166441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166441 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166441 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166441 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166441 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166441 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.10%